Other (expense) income and finance costs - Additional information (Details) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2019	Jun. 30, 2019	Apr. 30, 2007	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other income & finance costs [Line Items]
Income from royalty sale		$ 8,075,000				$ 0	$ 8,075,000
Consideration paid (received)		$ (8,075,000)	$ 57,500,000
Capitalized interest						$ 0	$ 3,848,000
Turkey
Disclosure of other income & finance costs [Line Items]
Proportion of net smelter return royalty interest		2.50%
Carrying value of net smelter return royalty		$ 0
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 3,075,000
Portion of consideration settled through transfer of license	$ 5,000,000
Senior notes | Lamaque
Disclosure of other income & finance costs [Line Items]
Capitalized interest				$ 3,848,000	$ 0